Consolidated shareholders’ equity - Summary of Characteristics of Employee Share Ownership Plans Awarded (Details) - € / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Feb. 02, 2023	Feb. 03, 2022
Disclosure of classes of share capital [line items]
Subscription price (as a percent)		80.00%	80.00%	80.00%
Number of trading days preceding plan approval		20 days	20 days	20 days
Employees share ownership plan
Disclosure of classes of share capital [line items]
Subscription price (in euros per share)	[1]				€ 72.87	€ 79.58	€ 80.21
Number of shares subscribed (in shares)					2,124,445	2,009,306	1,909,008
Number of shares issued immediately as employer's contribution (in shares)					119,951	119,417	118,049

[1]	(a)Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding May 30, 2024, May 31, 2023 and June 6, 2022, respectively